Consolidated Statements of Shareholders' Equity (Deficit) (USD $)	Total	Predecessor	Successor	Series A Preferred Stock	Series A Preferred Stock Predecessor	Series A Preferred Stock Successor	Series B Preferred Stock	Series B Preferred Stock Predecessor	Common Stock	Common Stock Predecessor	Common Stock Predecessor Gemini	Common Stock Predecessor AFH	Common Stock Successor	Common Stock Series A Preferred Stock Successor	Subscription Receivable	Subscription Receivable Successor	Additional Paid-in Capital	Additional Paid-in Capital Predecessor	Additional Paid-in Capital Predecessor Gemini	Additional Paid-in Capital Predecessor AFH	Additional Paid-in Capital Successor	Additional Paid-in Capital Series A Preferred Stock Successor	Treasury Stock	Treasury Stock Predecessor	Accumulated Other Comprehensive Income	Accumulated Other Comprehensive Income Predecessor	Accumulated Deficit During Development Stage	Accumulated Deficit During Development Stage Predecessor	Accumulated Deficit During Development Stage Successor	Noncontrolling Interest Predecessor
Beginning Balance at Dec. 27, 1995
Uncompensated contribution of services		$ 755,556
Cancellation of Predecessor common stock and fresh start adjustments		(124,495,151)								(42,820)								(150,426,331)						25,974,000
Cancellation of Predecessor accumulated deficit and accumulated other comprehensive loss		128,335,806
Cancellation of Predecessor common stock and fresh start adjustment, shares										(42,820,380)														(4,000,000)
Issuance of common stock in connection with emergence from Chapter 11		5,472,000								11,400								5,460,600
Issuance of common stock in connection with emergence from Chapter 11, shares										11,400,000
Comprehensive income (loss):
Net loss		(117,121,644)
Net income (loss)		(117,121,644)
Comprehensive income (loss)		(130,135,329)
Ending Balance (Pre-Adjusted Balance)		(11,146,504)								42,820								142,737,500						(25,974,000)				(127,952,824)
Ending Balance at Aug. 31, 2009		(7,305,849)																(7,688,831)									382,982
Ending Balance, Shares (Pre-Adjusted Balance)										42,820,380														4,000,000
Beginning Balance at Dec. 31, 1995
Issuance of common & preferred stock for cash/services (December 28 ,1995)	820								2,285								(1,465)
Issuance of common & preferred stock for cash/services (November 07 ,1996)	50,000								11								49,989
Issuance of common & preferred stock for cash/services (November 29, 1996)	10,000								2								9,998
Issuance of common & preferred stock for cash/services (December 19 ,1996)	30,000								7								29,993
Issuance of common & preferred stock for cash/services (December 26 ,1996)	50,000								11								49,989
Issuance of common & preferred stock for cash/services, shares (December 28 ,1995)									2,285,291
Issuance of common & preferred stock for cash/services, shares (November 07 ,1996)									11,149
Issuance of common & preferred stock for cash/services, shares (November 29, 1996)									2,230
Issuance of common & preferred stock for cash/services, shares (December 19 ,1996)									6,690
Issuance of common & preferred stock for cash/services, shares (December 26 ,1996)									11,148
Comprehensive income (loss):
Net loss		(270,468)																									(270,468)
Ending Balance at Dec. 31, 1996		(129,648)								2,316								138,504										(270,468)
Ending Balance, Shares at Dec. 31, 1996										2,316,508
Issuance of common & preferred stock for cash/services (December 27, 1997)		95,000								21								94,979
Issuance of common & preferred stock for cash/services (December 28 1997)		10,255								287								9,968
Issuance of common & preferred stock for cash/services (September 01 ,1997)		36,260								11								36,249
Issuance of common & preferred stock for cash/services, shares (December 27, 1997)										21,182
Issuance of common & preferred stock for cash/services, shares (December 28 1997)										287,193
Issuance of common & preferred stock for cash/services, shares (September 01 ,1997)										11,148
Comprehensive income (loss):
Net loss		(52,550)																										(52,550)
Ending Balance at Dec. 31, 1997		(40,683)								2,635								279,700										(323,018)
Ending Balance, Shares at Dec. 31, 1997										2,636,031
Issuance of common & preferred stock for cash/services (August 23 ,1998)		20,067								4								20,063
Issuance of common & preferred stock for cash/services, shares (August 23 ,1998)										4,459
Repurchase of common/treasury stock (September 29,1998)		(50,280)																						(50,280)
Repurchase of common stock/treasury, shares (September 29,1998)																								2,400
Comprehensive income (loss):
Net loss		(195,675)																										(195,675)
Ending Balance at Dec. 31, 1998		(266,571)								2,639								299,763						(50,280)				(518,693)
Ending Balance, Shares at Dec. 31, 1998										2,640,490														2,400
Issuance of common & preferred stock for cash/services (September 10,1999)	150,000									53								149,947
Issuance of common & preferred stock for cash/services, shares (September 10,1999)										52,506
Comprehensive income (loss):
Net loss		(1,306,778)																										(1,306,778)
Ending Balance at Dec. 31, 1999		(1,423,349)								2,692								449,710						(50,280)				(1,825,471)
Ending Balance, Shares at Dec. 31, 1999										2,692,996														2,400
Issuance of common & preferred stock for cash/services (January 18, 2000)		1,923								54								1,869
Issuance of common & preferred stock for cash/services (March 01 ,2000)		25								69								(44)
Issuance of common & preferred stock for cash/services (April 04 ,2000)		10								28								(18)
Issuance of common & preferred stock for cash/services, shares (January 18, 2000)										53,583
Issuance of common & preferred stock for cash/services, shares (March 01 ,2000)										68,698
Issuance of common & preferred stock for cash/services, shares (April 04 ,2000)										27,768
Comprehensive income (loss):
Net loss		(807,076)																										(807,076)
Ending Balance at Dec. 31, 2000		(2,228,467)								2,843								451,517						(50,280)				(2,632,547)
Beginning Balance, Shares at Dec. 31, 2000										2,843,045														2,400
Issuance of common & preferred stock for cash/services (July 01 ,2001)		56								157								(101)
Issuance of common & preferred stock for cash/services (July 01, 2001 (b))		45							125								(80)
Issuance of common & preferred stock for cash/services (August 10 ,2001)		2,020,000																2,018,653
Issuance of common & preferred stock for cash/services (August 10 ,2001 (b))	1,347
Issuance of common & preferred stock for cash/services (August 10 ,2001 (c))	60
Issuance of common & preferred stock for cash/services (August 28 ,2001)		40,000								27								39,973
Issuance of common & preferred stock for cash/services (September 30, 2001)		471,555							314								471,241
Issuance of common & preferred stock for cash/services (November 01 , 2001)	146																218,754
Issuance of common & preferred stock for cash/services, shares (July 01 ,2001)										156,960
Issuance of common & preferred stock for cash/services, shares (July 01, 2001 (b))	125,000
Issuance of common & preferred stock for cash/services, shares (August 10 ,2001 (b))	1,346,669
Issuance of common & preferred stock for cash/services, shares (August 10 ,2001 (c))	60,000
Issuance of common & preferred stock for cash/services, shares (August 28 ,2001)										26,667
Issuance of common & preferred stock for cash/services, shares (September 30, 2001)									314,370
Issuance of common & preferred stock for cash/services, shares (November 01 , 2001)									145,933
Issuance of common stock for capitalization of accrued salaries (August 10 ,2001)		328,125								70								328,055
Issuance of common stock for capitalization of accrued salaries, shares (August 10 ,2001)										70,000
Issuance of common stock for conversion of convertible securities (August 10 ,2001)		1,611,346								1,750								1,609,596
Issuance of common stock for conversion of convertible securities, shares (August 10 ,2001)										1,750,000
Issuance of common stock for conversion of convertible shareholder notes payable (August 10 ,2001)		135,667								209								135,458
Issuance of common stock for conversion of convertible shareholder notes payable, shares (August 10 ,2001)										208,972
Issuance of common stock for bridge financing		108								300								(192)
Issuance of common stock for bridge financing, shares										300,000
Retirement of treasury stock																		(50,280)						50,280
Retirement of treasury stock, shares																								(2,400)
Issuance of common stock for net assets/acquisition											3,942	3,900							(3,942)	(3,900)
Issuance of common stock for net assets/acquisition, shares											3,942,400	3,899,547
Transaction and fund raising expenses (August 10 ,2001)		(48,547)																(48,547)
Uncompensated contribution of services (November 01 , 2001)	218,900
Uncompensated contribution of services (3rd Quarter)		55,556																55,556
Uncompensated contribution of services (4th Quarter)		100,000																100,000
Comprehensive income (loss):
Net loss		(1,652,004)																										(1,652,004)
Ending Balance at Dec. 31, 2001		1,052,400								15,190								5,321,761										(4,284,551)
Ending Balance, Shares at Dec. 31, 2001										15,189,563
Issuance of common & preferred stock for cash/services					144												2,772,239	502,517										(502,661)
Issuance of common & preferred stock for cash/services (April 26, 2002)		2,818,236		905													2,817,331
Issuance of common & preferred stock for cash/services (May 16, 2002)				890
Issuance of common & preferred stock for cash/services (May 31 , 2002)				795													2,473,380
Issuance of common & preferred stock for cash/services (June 28, 2002)				230													712,991
Issuance of common & preferred stock for cash/services (July 15, 2002)				75													233,886
Issuance of common & preferred stock for cash/services (August 01, 2002)									38								57,562
Issuance of common & preferred stock for cash/services, shares					143,507
Issuance of common & preferred stock for cash/services, shares (April 26, 2002)				905,000
Issuance of common & preferred stock for cash/services, shares (May 16, 2002)				890,250
Issuance of common & preferred stock for cash/services, shares (May 31 , 2002)				795,000
Issuance of common & preferred stock for cash/services, shares (June 28, 2002)				229,642
Issuance of common & preferred stock for cash/services, shares (July 15, 2002)				75,108
Issuance of common & preferred stock for cash/services, shares (August 01, 2002)	38,400
Uncompensated contribution of services (May 16, 2002)	2,773,129
Uncompensated contribution of services (May 31 , 2002)	2,474,175
Uncompensated contribution of services (June 28, 2002)	713,221
Uncompensated contribution of services (July 15, 2002)	233,961
Uncompensated contribution of services (August 01, 2002)	57,600
Uncompensated contribution of services (1st Quarter)		100,000																100,000
Uncompensated contribution of services (2nd Quarter)		100,000																100,000
Uncompensated contribution of services (3rd Quarter)		100,000																100,000
Uncompensated contribution of services (4th Quarter)		100,000																100,000
Issuance of warrants for services (September 06 , 2002)	103,388																103,388
Deemed dividend associated with beneficial conversion of preferred stock																		10,178,944										(10,178,944)
Comprehensive income (loss):
Net loss		(5,433,055)																										(5,433,055)
Other comprehensive loss, foreign currency translation adjustment		13,875																								13,875
Comprehensive income (loss)		(5,419,180)
Ending Balance at Dec. 31, 2002		5,206,930			3,039					15,228								25,573,999								13,875		(20,399,211)
Ending Balance, Shares at Dec. 31, 2002					3,038,507					15,227,963
Issuance of common & preferred stock for cash/services		(1,087,200)																										(1,087,200)
Issuance of common & preferred stock for cash/services (May 16 , 2003)		1,145,750					46										1,145,704
Issuance of common & preferred stock for cash/services (May 09, 2003)		2,773,328					110										2,773,218
Issuance of common & preferred stock for cash/services (January 07, 2003)	92,400								62								92,338
Issuance of common & preferred stock for cash/services (August 27, 2003)		18,455,561					3,359										18,452,202
Issuance of common & preferred stock for cash/services (3rd Quarter)		310,000								202								309,798
Issuance of common & preferred stock for cash/services (4th Quarter)		279,500								137								279,363
Issuance of common & preferred stock for cash/services, shares (May 16 , 2003)							45,500
Issuance of common & preferred stock for cash/services, shares (May 09, 2003)							110,250
Issuance of common & preferred stock for cash/services, shares (January 07, 2003)									61,600
Issuance of common & preferred stock for cash/services, shares (August 27, 2003)	3,359,331
Issuance of common & preferred stock for cash/services, shares (3rd Quarter)										202,500
Issuance of common & preferred stock for cash/services, shares (4th Quarter)										136,500
Issuance of common stock for conversion of convertible securities (2nd Quarter)		40,701			(72)					147								40,626
Issuance of common stock for conversion of convertible securities (3rd Quarter)		(78,809)			(2,967)			(156)		7,189								(82,875)
Issuance of common stock for conversion of convertible securities, shares (2nd Quarter)					(70,954)					147,062
Issuance of common stock for conversion of convertible securities, shares (3rd Quarter)					(2,967,553)			(155,750)		7,188,793
Issuance of common stock for net assets/acquisition (March 31, 2003)		540,000							100								539,900
Issuance of common stock for net assets/acquisition, shares (March 31, 2003)									100,000
Uncompensated contribution of services (1st Quarter)		100,000																100,000
Uncompensated contribution of services (2nd Quarter)		100,000																100,000
Deemed dividend associated with beneficial conversion of preferred stock																		1,244,880										(1,244,880)
Cancellation/Retirement of common/restricted stock (March 31, 2003)		(119,459)							(79)								(119,380)
Cancellation/Retirement of common/restricted stock, shares (March 31, 2003)									(79,382)
Conversion of warrant into common stock (2nd Quarter)										114								(114)
Conversion of warrant into common stock (3rd Quarter)										213								(213)
Conversion of warrants in to common stock, shares (2nd Quarter)										114,598
Conversion of warrants in to common stock, shares (3rd Quarter)										212,834
Conversion of warrants in to common stock, shares (4th Quarter)										393
Compensation expense on options and warrants issued to non-employees and directors		412,812																412,812
Comprehensive income (loss):
Net loss		(11,268,294)																										(11,268,294)
Other comprehensive loss, foreign currency translation adjustment		360,505																								360,505
Comprehensive income (loss)		(10,907,789)
Ending Balance at Dec. 31, 2003		17,263,725								26,672								50,862,258								374,380		(33,999,585)
Ending Balance, Shares at Dec. 31, 2003										26,672,192
Issuance of common & preferred stock for cash/services (2nd Quarter)	56,817,434	56,817,434							7,200	7,200							56,810,234	56,810,234
Issuance of common & preferred stock for cash/services, shares (2nd Quarter)									7,200,000	7,200,000
Repurchase of common/treasury stock (4th Quarter)	(25,974,000)	25,974,000																					(25,974,000)	25,974,000
Repurchase of common stock/treasury, shares (4th Quarter)																							4,000,000	4,000,000
Conversion of warrant into common stock (1st Quarter)									79	79							(79)	(79)
Conversion of warrants in to common stock, shares (1st Quarter)									78,526	78,526
Compensation expense on options and warrants issued to non-employees and directors (1st Quarter)	1,410,498	1,410,498								1,410,498							1,410,498
Compensation expense on options and warrants issued to non-employees and directors (2nd Quarter)	143,462	143,462															143,462	143,462
Compensation expense on options and warrants issued to non-employees and directors (3rd Quarter)	229,133	229,133															229,133	229,133
Compensation expense on options and warrants issued to non-employees and directors (4th Quarter)		127,497																127,497
Adjustments to stock granted during period value share based compensation to employees non employees and directors (4th Quarter)	127,497																127,497
Issuance of common stock for cash in connection with exercise of stock options (1st Quarter)	95,000	95,000							15	15							94,985	94,985
Issuance of common stock for cash in connection with exercise of stock options (2nd Quarter)										52								(52)
Issuance of common stock for cash in connection with exercise of stock options (3rd Quarter)	190,000	190,000							110	110							189,890	189,890
Issuance of common stock for cash in connection with exercise of stock options, shares (1st Quarter)									15,000	15,000
Issuance of common stock for cash in connection with exercise of stock options, shares (2nd Quarter)										51,828
Issuance of common stock for cash in connection with exercise of stock options, shares (3rd Quarter)									110,000	110,000
Issuance of common stock in connection with exercise of warrants (1st Quarter)	7,720	7,720							4	4							7,716	7,716
Issuance of common stock in connection with exercise of warrants (2nd Quarter)									52								(52)
Issuance of common stock in connection with exercise of warrants (3rd Quarter)									7	7							(7)	(7)
Issuance of common stock in connection with exercise of warrants (4th Quarter)									28	28							(28)	(28)
Issuance of common stock in connection with exercise of warrants, shares (1st Quarter)									4,000	4,000
Issuance of common stock in connection with exercise of warrants, shares (2nd Quarter)									51,828
Issuance of common stock in connection with exercise of warrants, shares (3rd Quarter)									7,431	7,431
Issuance of common stock in connection with exercise of warrants, shares (4th Quarter)									27,652	27,652
Issuance of common stock for cash in connection with exercise of warrants (3rd Quarter)	59,695	59,695							28	28							59,667	59,667
Issuance of common stock for cash in connection with exercise of warrants, shares (3rd Quarter)									28,270	28,270
Comprehensive income (loss):
Net loss	(21,474,469)	(21,474,469)																									(21,474,469)	(21,474,469)
Other comprehensive loss, foreign currency translation adjustment	79,725	79,725																							79,725	79,725
Other comprehensive income, net unrealized gain on available-for-sale investments	10,005	10,005																							10,005	10,005
Comprehensive income (loss)		(21,384,739)
Comprehensive income (loss)	(21,384,739)
Ending Balance at Dec. 31, 2004		28,985,425								34,195								109,935,174						(25,974,000)		464,110		(55,474,054)
Ending Balance, Shares at Dec. 31, 2004										34,194,899														4,000,000
Conversion of warrant into common stock (2nd Quarter)									28	28							(28)	(28)
Conversion of warrant into common stock (3rd Quarter)									12	12							(12)	(12)
Conversion of warrants in to common stock, shares (2nd Quarter)									27,785	27,785
Conversion of warrants in to common stock, shares (3rd Quarter)									12,605	12,605
Compensation expense on options and warrants issued to non-employees and directors (1st Quarter)		33,565																33,565
Compensation expense on options and warrants issued to non-employees and directors (2nd Quarter)		(61,762)																(61,762)
Compensation expense on options and warrants issued to non-employees and directors (3rd Quarter)		(137,187)																(137,187)
Compensation expense on options and warrants issued to non-employees and directors (4th Quarter)		18,844																18,844
Adjustments to stock granted during period value share based compensation to non employees (1st Quarter)	33,565																33,565
Adjustments to stock granted during period value share based compensation to non employees (2nd Quarter)	(61,762)																(61,762)
Adjustments to stock granted during period value share based compensation to non employees (3rd Quarter)	(137,187)																(137,187)
Adjustments to stock granted during period value share based compensation to non employees (4th Quarter)	18,844																18,844
Issuance of common stock for cash in connection with exercise of stock options (1st Quarter)	75,000	75,000							25	25							74,975	74,975
Issuance of common stock for cash in connection with exercise of stock options, shares (1st Quarter)									25,000	25,000
Compensation expense on acceleration of options (4th Quarter)	14,950	14,950															14,950	14,950
Compensation expense on restricted stock award issued to employee (4th Quarter)	606	606															606	606
Conversion of predecessor company shares									94	94
Comprehensive income (loss):
Net loss	(35,777,584)	(35,777,584)																									(35,777,584)	(35,777,584)
Other comprehensive loss, foreign currency translation adjustment	(1,372,600)	(1,372,600)																							(1,372,600)	(1,372,600)
Foreign exchange gain on substantial liquidation of foreign entity	133,851	133,851																							133,851	133,851
Other comprehensive income, net unrealized gain on available-for-sale investments	(10,005)	(10,005)																							(10,005)	(10,005)
Comprehensive income (loss)		(37,026,338)
Comprehensive income (loss)	(37,026,338)
Ending Balance at Dec. 31, 2005		(8,096,897)								34,260								109,879,125						(25,974,000)		(784,644)		(91,251,638)
Ending Balance, Shares at Dec. 31, 2005										34,260,383														4,000,000
Compensation expense on options and warrants issued to non-employees and directors (1st Quarter)	46,336	42,810															46,336	42,810
Compensation expense on options and warrants issued to non-employees and directors (2nd Quarter)	407,012	96,177															407,012	96,177
Compensation expense on options and warrants issued to non-employees and directors (3rd Quarter)		25,627																25,627
Compensation expense on options and warrants issued to non-employees and directors (4th Quarter)		34,772																34,772
Adjustments to stock granted during period value share based compensation to employees non employees and directors (3rd Quarter)	389,458																389,458
Adjustments to stock granted during period value share based compensation to employees non employees and directors (4th Quarter)	390,547																390,547
Adjustments to stock granted during period value share based compensation to non employees (1st Quarter)	42,810																42,810
Adjustments to stock granted during period value share based compensation to non employees (2nd Quarter)	96,177																96,177
Adjustments to stock granted during period value share based compensation to non employees (3rd Quarter)	25,627																25,627
Adjustments to stock granted during period value share based compensation to non employees (4th Quarter)	34,772																34,772
Issuance of common stock for cash in connection with exercise of stock options (2nd Quarter)	16,500	16,500							10	10							16,490	16,490
Issuance of common stock for cash in connection with exercise of stock options (3rd Quarter)	156,900	156,900							76	76							156,824	156,824
Issuance of common stock for cash in connection with exercise of stock options, shares (2nd Quarter)									10,000	10,000
Issuance of common stock for cash in connection with exercise of stock options, shares (3rd Quarter)									76,000	76,000
Compensation expense on option awards issued to employees/directors/consultants (1st Quarter)		46,336																46,336
Compensation expense on option awards issued to employees/directors/consultants (2nd Quarter)		407,012																407,012
Compensation expense on option awards issued to employees/directors/consultants (3rd Quarter)		389,458																389,458
Compensation expense on option awards issued to employees/directors/consultants (4th Quarter)		390,547																390,547
Compensation expense on restricted stock issued to employees (1st Quarter)	23,497	23,497							129	129							23,368	23,368
Compensation expense on restricted stock issued to employees (2nd Quarter)	4,210	4,210															4,210	4,210
Compensation expense on restricted stock issued to employees (3rd Quarter)	3,605	3,605															3,605	3,605
Compensation expense on restricted stock issued to employees (4th Quarter)	88	88															88	88
Compensation expense on restricted stock issued to employees, shares (1st Quarter)									128,750	128,750
Cancellation of unvested restricted stock (2nd Quarter)									97	(97)							(97)	97
Cancellation of unvested restricted stock (4th Quarter)									15	(15)							(15)	15
Cancellation of unvested restricted stock, shares (2nd Quarter)									(97,400)	(97,400)
Cancellation of unvested restricted stock, shares (4th Quarter)									(15,002)	(15,002)
Acquisition of Agera	2,182,505	2,182,505																									2,182,505			2,182,505
Comprehensive income (loss):
Net loss	(35,899,538)																										(35,899,538)
Net income (loss)		(35,899,538)																										(35,821,406)		(78,132)
Other comprehensive loss, foreign currency translation adjustment	657,182	657,182																							657,182	657,182
Comprehensive income (loss)	(35,242,356)	(35,242,356)
Ending Balance at Dec. 31, 2006		(39,519,209)								34,363								111,516,561						(25,974,000)		(127,462)		(124,968,671)
Ending Balance at Dec. 31, 2006		(39,519,209)								34,363								111,516,561						(25,974,000)		(127,462)		(127,073,044)		2,104,373
Ending Balance, Shares at Dec. 31, 2006										34,362,731														4,000,000
Issuance of common & preferred stock for cash/services (3rd Quarter)	13,752,167	13,752,167							6,767	6,767							13,745,400	13,745,400
Issuance of common & preferred stock for cash/services, shares (3rd Quarter)									6,767,647	6,767,647
Compensation expense on options and warrants issued to non-employees and directors (1st Quarter)		39,742																39,742
Compensation expense on options and warrants issued to non-employees and directors (2nd Quarter)		39,981																39,981
Adjustments to stock granted during period value share based compensation to non employees (1st Quarter)	39,742																39,742
Adjustments to stock granted during period value share based compensation to non employees (2nd Quarter)	39,981																39,981
Issuance of common stock for cash in connection with exercise of stock options (1st Quarter)	23,100	23,100							15	15							23,085	23,085
Issuance of common stock for cash in connection with exercise of stock options (3rd Quarter)	3,166	3,166							2	2							3,164	3,164
Issuance of common stock for cash in connection with exercise of stock options, shares (1st Quarter)									15,000	15,000
Issuance of common stock for cash in connection with exercise of stock options, shares (3rd Quarter)									1,666	1,666
Issuance of common stock in connection with exercise of warrants (3rd Quarter)	894,304	894,304							493	493							893,811	893,811
Issuance of common stock in connection with exercise of warrants, shares (3rd Quarter)									492,613	492,613
Compensation expense on restricted stock award issued to employee (4th Quarter)	88																88
Compensation expense on option awards issued to employees/directors/consultants (1st Quarter)	448,067	448,067															448,067	448,067
Compensation expense on option awards issued to employees/directors/consultants (2nd Quarter)	462,363	462,363															462,363	462,363
Compensation expense on option awards issued to employees/directors/consultants (3rd Quarter)	478,795	478,795															478,795	478,795
Compensation expense on option awards issued to employees/directors/consultants (4th Quarter)	378,827	378,827															378,827	378,827
Compensation expense on restricted stock issued to employees (1st Quarter)	88	88															88	88
Compensation expense on restricted stock issued to employees (2nd Quarter)	88	88															88	88
Compensation expense on restricted stock issued to employees (3rd Quarter)	88	88															88	88
Compensation expense on restricted stock issued to employees (4th Quarter)		88																88
Expense in connection with modification of employee stock options (1st Quarter)	1,178,483	1,178,483															1,178,483	1,178,483
Comprehensive income (loss):
Net loss	(35,819,461)																										(35,819,461)
Net income (loss)		(35,819,461)																										(35,573,114)		(246,347)
Other comprehensive loss, foreign currency translation adjustment	846,388	846,388																							846,388	846,388
Comprehensive income (loss)	(34,973,073)	(34,973,073)
Ending Balance at Dec. 31, 2007		(56,792,935)								41,640								129,208,631						(25,974,000)		718,926		(160,788,132)
Ending Balance at Dec. 31, 2007		(56,792,935)								41,640								129,208,631						(25,974,000)		718,926		(162,646,158)		1,858,026
Ending Balance, Shares at Dec. 31, 2007										41,639,657														4,000,000
Cancellation/Retirement of common/restricted stock	1	(1)							1	(1)
Cancellation/Retirement of common/restricted stock, shares									165	(165)
Compensation expense on option awards issued to employees/directors/consultants (1st Quarter)	151,305	151,305															151,305	151,305
Compensation expense on option awards issued to employees/directors/consultants (2nd Quarter)	193,754	193,754															193,754	193,754
Compensation expense on option awards issued to employees/directors/consultants (3rd Quarter)	171,012	171,012															171,012	171,012
Compensation expense on option awards issued to employees/directors/consultants (4th Quarter)	166,196	166,196															166,196	166,196
Expense in connection with modification of employee stock options (1st Quarter)	1,262,815	1,262,815															1,262,815	1,262,815
Compensation expense on option awards issued to non-employees (1st Quarter)	44,849	44,849															44,849	44,849
Compensation expense on option awards issued to non-employees (2nd Quarter)	62,697	62,697															62,697	62,697
Compensation expense on option awards issued to non-employees (3rd Quarter)	166,687	166,687															166,687	166,687
Compensation expense on option awards issued to non-employees (4th Quarter)	(86,719)	(86,719)															(86,719)	(86,719)
Comprehensive income (loss):
Net loss	(33,091,855)																										(33,091,855)
Net income (loss)		(33,091,855)																										(31,411,179)		(1,680,676)
Reclassification of foreign exchange gain on substantial liquidation of foreign entities	(2,152,569)	(2,152,569)																							(2,152,569)	(2,152,569)
Other comprehensive loss, foreign currency translation adjustment	1,433,643	1,433,643																							1,433,643	1,433,643
Comprehensive income (loss)	(33,810,781)	(33,810,781)
Ending Balance at Dec. 31, 2008		(88,471,121)								41,639								131,341,227						(25,974,000)				(193,879,987)
Ending Balance at Dec. 31, 2008		(88,471,121)								41,639								131,341,227						(25,974,000)				(194,057,337)		177,350
Ending Balance, Shares at Dec. 31, 2008										41,639,492														4,000,000
Issuance of common stock for conversion of convertible securities (Two Months Ended August 31 , 2009)	35,382
Issuance of common stock for conversion of convertible securities (1st Quarter)		344,000								38								343,962
Issuance of common stock for conversion of convertible securities (2nd Quarter)		10,470,000								1,143								10,468,857
Issuance of common stock for conversion of convertible securities, shares (1st Quarter)										37,564
Issuance of common stock for conversion of convertible securities, shares (2nd Quarter)										1,143,324
Compensation expense on option awards issued to employees/directors/consultants (1st Quarter)		138,798																138,798
Compensation expense on option awards issued to employees/directors/consultants (2nd Quarter)		112,616																112,616
Compensation expense on option awards issued to non-employees (1st Quarter)		1,746																1,746
Balance of expense due to cancellation of options issued to employees and directors in bankruptcy (Two Months Ended August 31 , 2009)																	294,912	294,912
Cancellation of Predecessor common stock and fresh start adjustments		(124,495,151)								(42,820)								(150,426,331)						25,974,000
Cancellation of Predecessor accumulated deficit and accumulated other comprehensive loss		128,335,806																										128,335,806
Cancellation of Predecessor common stock and fresh start adjustment, shares										(42,820,380)														(4,000,000)
Issuance of common stock in connection with emergence from Chapter 11		5,472,000								11,400								5,460,600
Issuance of common stock in connection with emergence from Chapter 11, shares										11,400,000
Comprehensive income (loss):
Net income (loss)		65,927,163																										65,927,163
Comprehensive income (loss)		65,927,163
Ending Balance (Pre-Adjusted Balance)		(11,146,504)								42,820								142,737,500						(25,974,000)				(127,952,824)
Ending Balance at Aug. 31, 2009		(7,305,849)	(1,833,849)										11,400					(7,688,831)			(2,228,231)						382,982
Ending Balance, Shares (Pre-Adjusted Balance)										42,820,380														4,000,000
Beginning Balance, Shares at Aug. 31, 2009													11,400,000
Issuance of common & preferred stock for cash/services									25
Issuance of common & preferred stock for cash/services, shares									25,501
Compensation expense on option awards issued to employees/directors/consultants			326,838																		326,838
Compensation expense on option awards issued to non-employees			386,380																		386,380
Issuance of 2.7 million shares of common stock in connection with the exit financing	58,652		1,800,000										2,667								1,797,333
Issuance of 2.7 million shares of common stock in connection with the exit financing, shares													2,666,666
Issuance of common stock for cash in connection with exercise of warrants																	58,627
Compensation expense on shares issued to management			168,000										600								167,400
Compensation expense on shares issued to management, shares													600,000
Comprehensive income (loss):
Net income (loss)			(5,034,506)																										(5,034,506)
Comprehensive income (loss)			(5,034,506)
Ending Balance at Dec. 31, 2009			(4,128,485)										14,692								508,347								(4,651,524)
Ending Balance, Shares at Dec. 31, 2009													14,692,167
Beginning Balance (Pre-Adjusted Balance)		(11,146,504)								42,820								142,737,500						(25,974,000)				(127,952,824)
Beginning Balance at Aug. 31, 2009			(1,833,849)															(7,688,831)									382,982
Beginning Balance, Shares (Pre-Adjusted Balance)										42,820,380														4,000,000
Uncompensated contribution of services			0
Comprehensive income (loss):
Net loss			(49,263,480)
Net income (loss)			(49,263,479)
Comprehensive income (loss)			(49,349,479)
Ending Balance at Dec. 31, 2011			(5,600,501)										95,678			(550,020)					43,734,339
Ending Balance, Shares at Dec. 31, 2011													95,678,255
Beginning Balance at Dec. 31, 2009			(4,128,485)										14,692								508,347								(4,651,524)
Beginning Balance, Shares at Dec. 31, 2009													14,692,167
Issuance of common & preferred stock for cash/services			3,469,400			364,000							5,077	607							3,464,323	363,393
Issuance of common & preferred stock for cash/services, shares													5,076,664	606,667
Uncompensated contribution of services			0
Issuance of warrants for services			(2,890,711)																		(2,890,711)
Stock-based compensation expense	992,541
Issuance of common stock for cash in connection with exercise of stock options, shares	0
Compensation expense on option awards issued to employees/directors/consultants (1st Quarter)			324,377																		324,377
Compensation expense on option awards issued to employees/directors/consultants (2nd Quarter)			222,011																		222,011
Compensation expense on option awards issued to employees/directors/consultants (3rd Quarter)			183,231																		183,231
Compensation expense on option awards issued to employees/directors/consultants (4th Quarter)			104,094																		104,094
Compensation expense on option awards issued to non-employees (1st Quarter)			18,391																		18,391
Compensation expense on option awards issued to non-employees (2nd Quarter)			33,206																		33,206
Compensation expense on option awards issued to non-employees (3rd Quarter)			7,724																		7,724
Compensation expense on option awards issued to non-employees (4th Quarter)			27,507																		27,507
Compensation expense on shares issued to management (1st Quarter)			18,000																		18,000
Compensation expense on shares issued to management (2nd Quarter)			18,000																		18,000
Compensation expense on shares issued to management (3rd Quarter)			18,000																		18,000
Compensation expense on shares issued to management (4th Quarter)			18,000																		18,000
Comprehensive income (loss):
Net loss			(12,879,633)
Net income (loss)			(12,879,633)																										(12,879,633)
Comprehensive income (loss)			(12,879,633)
Comprehensive income (loss)			(12,879,633)
Ending Balance at Dec. 31, 2010	(15,072,888)
Ending Balance at Dec. 31, 2010			(15,072,888)										20,376								2,437,893								(17,531,157)
Ending Balance, Shares at Dec. 31, 2010													20,375,498
Issuance of common & preferred stock for cash/services (2nd Quarter)			1,580,560										1,909								1,578,651
Issuance of common & preferred stock for cash/services (3rd Quarter)			20,587,418										41,409			(550,020)					21,096,029
Issuance of common & preferred stock for cash/services, shares (2nd Quarter)													1,908,889
Issuance of common & preferred stock for cash/services, shares (3rd Quarter)													41,409,461
Uncompensated contribution of services			0
Stock-based compensation expense	2,899,950
Conversion of warrant into common stock (1st Quarter)			327,813										3,894								323,919
Conversion of warrant into common stock (2nd Quarter)			4,558,322										11,554								4,546,768
Conversion of warrant into common stock (3rd Quarter)			3,554,064										7,480								3,546,584
Conversion of warrant into common stock (4th Quarter)			53,437										400								53,037
Conversion of warrants in to common stock, shares (1st Quarter)													3,894,000
Conversion of warrants in to common stock, shares (2nd Quarter)													11,554,000
Conversion of warrants in to common stock, shares (3rd Quarter)													7,480,000
Conversion of warrants in to common stock, shares (4th Quarter)													400,000
Issuance of common stock for cash in connection with exercise of stock options (2nd Quarter)													246								(246)
Issuance of common stock for cash in connection with exercise of stock options, shares	600,000
Issuance of common stock for cash in connection with exercise of stock options, shares (2nd Quarter)													246,141
Issuance of common stock in connection with exercise of warrants	2,418,646
Issuance of common stock in connection with exercise of warrants (1st Quarter)			241,831										289								241,542
Issuance of common stock in connection with exercise of warrants (2nd Quarter)			6,072,957										7,230								6,065,727
Issuance of common stock in connection with exercise of warrants (3rd Quarter)			945,376										891								944,485
Issuance of common stock in connection with exercise of warrants, shares	4,837,291
Issuance of common stock in connection with exercise of warrants, shares (1st Quarter)													289,599
Issuance of common stock in connection with exercise of warrants, shares (2nd Quarter)													7,230,103
Issuance of common stock in connection with exercise of warrants, shares (3rd Quarter)													890,564
Compensation expense on option awards issued to employees/directors/consultants (1st Quarter)			995,551																		995,551
Compensation expense on option awards issued to employees/directors/consultants (2nd Quarter)			1,082,503																		1,082,503
Compensation expense on option awards issued to employees/directors/consultants (3rd Quarter)			225,235																		225,235
Compensation expense on option awards issued to employees/directors/consultants (4th Quarter)			259,985																		259,985
Compensation expense on option awards issued to non-employees (1st Quarter)			38,203																		38,203
Compensation expense on option awards issued to non-employees (2nd Quarter)			250,473																		250,473
Compensation expense on shares issued to management (1st Quarter)			18,000																		18,000
Compensation expense on shares issued to management (2nd Quarter)			18,000																		18,000
Compensation expense on shares issued to management (3rd Quarter)			12,000																		12,000
Comprehensive income (loss):
Net loss			(31,349,341)
Net income (loss)			(31,349,341)																										(31,349,341)
Comprehensive income (loss)			(31,349,341)
Comprehensive income (loss)			(31,349,341)
Ending Balance at Dec. 31, 2011	(5,600,501)								96,000						(550,000)		43,734,000										(48,881,000)
Ending Balance at Dec. 31, 2011			(5,600,501)										95,678			(550,020)					43,734,339								(48,880,498)
Ending Balance, Shares at Dec. 31, 2011									95,678,255				95,678,255
Issuance of common stock for conversion of convertible securities	79,000								2,000						0		77,000										0
Issuance of common stock for conversion of convertible securities, shares									2,600,000
Conversion of note payable	229,000								1,000						0		228,000										0
Conversion of note payable, shares									916,735
Stock-based compensation expense	857,000								0						0		857,000										0
Issuance of common stock for cash in connection with exercise of stock options, shares	0
Comprehensive income (loss):
Net loss	(3,976,000)
Net income (loss)	(3,976,000)								0						0		0										(3,976,000)
Ending Balance at Sep. 30, 2012	$ (8,412,000)								$ 99,000						$ (550,000)		$ 44,896,000										$ (5,653,358,000)
Ending Balance, Shares at Sep. 30, 2012									99,194,990